Subsequent Event	12 Months Ended
Dec. 31, 2015
Subsequent Event
21.	SUBSEQUENT EVENT

On February 16, 2016, the Compensation Committee of the Cinemark Holdings, Inc.’s board of directors approved the Amended and Restated Employment Agreement of Mark Zoradi, to be effective February 19, 2016 (the “Amended Agreement”). The Amended Agreement amends Section 3.2(c) by providing that the Equity Awards (as defined in the Amended Agreement) shall be at least 200% of Mr. Zoradi’s base salary and providing for an additional amount for personal expenses. The amendments conform the Amended Agreement to the terms of Mr. Zoradi’s employment offer in August 2015.